SCHEDULE OF CUSTOMER DEPOSITS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer Deposits
Customer deposits	$ 265,300	$ 289,487	$ 273,581
Unexpired product coupons	46,889	73,531	6,108
Total	$ 312,189	363,018	279,689
Total		$ 363,018	$ 279,689